Cash Flow Information Cash Flow Information (Summary of Cash Flow Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Interest Paid [Abstract]
Interest and debt expense	$ 0.3